Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	Wanda Sports Group Co Ltd
Entity Central Index Key	0001771279
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Trading Symbol	WSG
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	American depositary shares, every two American depositary shares representing three Class A ordinary shares
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Period End Date	Dec. 31, 2019
Entity Common Stock, Shares Outstanding	205,031,173
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Voluntary Filers	No
Entity Address, Country	CN
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	58,063,466
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	146,967,707